Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 5,159	$ 1,841	$ 2,916
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,226	4,971	2,931
Provision for loan losses	12,632	16,438	10,535
Deferred income taxes	(678)	(523)	(1,720)
Gain on sale of investment securities	(4,406)	(3,348)	(1,795)
Write-down of investment securities	144	291	723
Gain on ineffective portion of derivative financial instruments	0	0	(1)
Loss/(Gain) on sale of other real estate and repossessions	272	(191)	24
Write-down of other real estate	1,050	895	477
Restricted stock expense	7	10	4
Change in:
Mortgage loans held for sale	(1,332)	(974)	(2,840)
Cash surrender value of life insurance	(296)	(257)	(263)
Other assets	2,644	(2,316)	(6,581)
Other liabilities	930	961	300
Net cash provided by operating activities	22,352	17,798	4,710
Cash flows from investing activities:
Net change in certificates of deposit	735	2,610	(3,345)
Purchases of investment securities available for sale	(208,863)	(232,915)	(141,770)
Proceeds from calls, maturities and paydowns of investment securities available for sale	54,041	86,935	40,629
Proceeds from sales of investment securities available for sale	110,978	65,774	30,743
Purchases of other investments	(215)	0	(1,426)
Proceeds from sale of other investments	290	585	809
Net change in loans	38,561	28,703	(7,916)
Purchases of premises and equipment	(1,601)	(1,441)	(1,614)
Purchases of bank owned life insurance	(5,000)	0	0
Proceeds from sale of premises and equipment	0	0	24
Proceeds from sale of other real estate and repossessions	3,355	5,725	3,435
Net cash used by investing activities	(7,719)	(44,024)	(80,431)
Cash flows from financing activities:
Net change in deposits	(11,601)	29,369	88,281
Net change in demand notes payable to U.S. Treasury	(1,600)	964	(964)
Net change in securities sold under agreement to repurchase	5,506	(2,782)	(625)
Proceeds from FHLB borrowings	40,000	0	24,100
Repayments of FHLB borrowings	(40,000)	(7,000)	(24,100)
Proceeds from FRB borrowings	1	0	45,000
Repayments of FRB borrowings	(1)	0	(50,000)
Restricted stock payout	17	12	0
Cash dividends paid on Series A preferred stock	(1,253)	(1,253)	(1,120)
Cash dividends paid on common stock	(443)	(447)	(1,440)
Net cash (used) provided by financing activities	(9,374)	18,863	79,132
Net change in cash and cash equivalent	5,259	(7,363)	3,411
Cash and cash equivalents at beginning of period	23,977	31,340	27,929
Cash and cash equivalents at end of period	29,236	23,977	31,340
Cash paid during the year for:
Interest	10,900	14,419	17,541
Income taxes	283	1,700	2,230
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	(3,087)	1,838	(524)
Change in unrealized gain on derivative financial instruments, net	398	680	(2,095)
Transfer of loans to other real estate and repossessions	10,787	9,105	6,067
Financed portion of sale of other real estate	5,208	2,270	1,166
Accretion of Series A preferred stock	141	141	126
Cumulative effect and resulting adjustment of adoption of EITF 06-4	$ 0	$ 0	$ (358)